Annual Operating Expenses {- Fidelity Advisor® Overseas Fund} - 10.31 Fidelity Advisor Overseas Fund - AMCIZ PRO-12 - Fidelity Advisor® Overseas Fund	Dec. 30, 2020
Fidelity Advisor Overseas Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.91%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.33%
Total annual operating expenses	1.49%
Fidelity Advisor Overseas Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.91%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.30%
Total annual operating expenses	1.71%
Fidelity Advisor Overseas Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.91%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.40%
Total annual operating expenses	2.31%
Fidelity Advisor Overseas Fund-Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.91%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	1.15%
Fidelity Advisor Overseas Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.91%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	1.07%